SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign Currency Translation
Loss on foreign currency translation	$ 2,934	$ 3,880	$ 2,610